Note 16 - Commitments and Contingencies (Details)	0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 04, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Oct. 19, 2011 Judicial Ruling [Member]	Dec. 31, 2014 Minimum [Member]	Dec. 31, 2014 Maximum [Member]
Note 16 - Commitments and Contingencies (Details) [Line Items]
Property Subject to or Available for Operating Lease, Number of Units		11	11
Operating Leases, Rent Expense		$ 1,400,339	8,688,546	8,984,026	8,782,644
Lessee Leasing Arrangements, Operating Leases, Term of Contract							1 year	4 years
Loss Contingency, Pending Claims, Number						4
Litigation Settlement, Amount	(3,944,898)